COVER LETTER

October 20, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds (the “Trust”)

(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Select Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the MassMutual RetireSMARTSM Conservative Fund, MassMutual RetireSMARTSM Moderate Fund, MassMutual RetireSMARTSM Moderate Growth Fund, MassMutual RetireSMARTSM Growth Fund, MassMutual RetireSMARTSM In Retirement Fund, MassMutual RetireSMARTSM 2010 Fund, MassMutual RetireSMARTSM 2015 Fund, MassMutual RetireSMARTSM 2020 Fund, MassMutual RetireSMARTSM 2025 Fund, MassMutual RetireSMARTSM 2030 Fund, MassMutual RetireSMARTSM 2035 Fund, MassMutual RetireSMARTSM 2040 Fund, MassMutual RetireSMARTSM 2045 Fund, MassMutual RetireSMARTSM 2050 Fund, and MassMutual RetireSMARTSM 2055 Fund dated April 1, 2014, Revised as of April 3, 2014, as filed under Rule 497(e) on September 30, 2014. The purpose of this filing is to submit the 497(e) filing dated September 30, 2014 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (860)562-2241.

Very truly yours,

/s/ Jill Nareau Robert

Jill Nareau Robert

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Assistant Secretary, MassMutual Select Funds